Concentrations	12 Months Ended
Dec. 31, 2016
Concentrations
Concentrations

NOTE 10 – Concentrations

Revenues – During the years ended December 31, 2016 and 2015, the Company had the following significant customers who accounted for more than 10% each of the Company’s revenue in at least one of the periods presented. The loss of the revenues generated by these customers would have a significant effect on the operations of the Company.

Customer	2016	2015

A	40.93%	42.93%
B	29.97%	10.06%
D	8.72%	19.57%
E	7.03%	3.04%
F	4.61%	3.85%

Accounts Receivable – The Company had the following significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at December 31, 2016 and 2015, respectively.

Customer	2016	2015

A	75,74%	37.30%
B	5.31%	14.01%
C	5.24%	27.49%
D	4.12%	7.18%
E	3.18%	0%
F	3.0%	0%